This is filed pursuant to Rule 497(e). File Nos. 002-17531 and 811-01018

SUPPLEMENT DATED APRIL 19, 2006
TO DREYFUS FOUNDERS FUNDS, INC.
CLASS F PROSPECTUS DATED MAY 1, 2005
(as previously supplemented)

Revised Portfolio Management Team for Dreyfus Founders Balanced Fund

John V. Johnson no longer serves as assistant portfolio manager for Dreyfus Founders Balanced Fund. Accordingly, the section of the prospectus entitled “Fund Summaries –Dreyfus Founders Balanced Fund” on page 7 is hereby amended by deleting the reference to Mr. Johnson. John B. Jares continues to serve as portfolio manager for the Fund, and Mr. Johnson serves as a senior equity analyst on Mr. Jares’s team.

Revised Portfolio Management Teams for Dreyfus Founders International Equity Fund and Dreyfus Founders Worldwide Growth Fund

Daniel B. LeVan no longer serves as a co-portfolio manager for Dreyfus Founders International Equity Fund and Dreyfus Founders Worldwide Growth Fund. Accordingly, the sections of the prospectus entitled “Fund Summaries – Dreyfus Founders International Equity Fund” on page 17 and “Fund Summaries – Dreyfus Founders Worldwide Growth Fund” on page 25 are hereby amended by deleting the references to Mr. LeVan. Messrs. Remi J. Browne and Jeffrey R. Sullivan continue to serve as co-portfolio managers for the International Equity Fund, while Messrs. Browne, Sullivan and Jares continue to serve as co-portfolio managers for the Worldwide Growth Fund. Mr. LeVan continues to serve as co-portfolio manager for Dreyfus Founders Passport Fund.

This is filed pursuant to Rule 497(e). File Nos. 002-17531 and 811-01018

April 19, 2006

DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2005
(as previously supplemented)

Revised Portfolio Management Team

Daniel B. LeVan no longer serves as a co-portfolio manager for the fund. Accordingly, the fifth paragraph of the section of the fund’s prospectus entitled “Management –Investment adviser” on page 7 is hereby amended by deleting the references to Mr. LeVan. Messrs. Remi J. Browne and Jeffrey R. Sullivan continue to serve as co-portfolio managers for the fund, and Mr. LeVan continues to serve as a co-portfolio manager for another Dreyfus Founders fund.

This is filed pursuant to Rule 497(e). File Nos. 002-17531 and 811-01018

April 19, 2006

DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2005
(as previously supplemented)

Revised Portfolio Management Team

Daniel B. LeVan no longer serves as a co-portfolio manager for the fund. Accordingly, the fifth and sixth paragraphs of the section of the fund’s prospectus entitled “Management – Investment adviser” on page 7 are hereby amended by deleting the references to Mr. LeVan. Messrs. Remi J. Browne, Jeffrey R. Sullivan and John B. Jares continue to serve as co-portfolio managers for the fund, and Mr. LeVan continues to serve as a co-portfolio manager for another Dreyfus Founders fund.

This is filed pursuant to Rule 497(e). File Nos. 002-17531 and 811-01018

April 19, 2006

DREYFUS FOUNDERS BALANCED FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2005
(as previously supplemented)

Revised Portfolio Management Team

John V. Johnson no longer serves as assistant portfolio manager for the fund. Accordingly, the fifth paragraph of the section of the fund’s prospectus entitled “Management – Investment adviser” on page 8 is hereby amended by deleting the references to Mr. Johnson. John B. Jares continues to serve as portfolio manager for the fund, and Mr. Johnson serves as a senior equity analyst on Mr. Jares’s team.